Risk Management (Details Textual) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2018 CLP ($)
Risk Management (Textual)
Credit risk	$ 80
Corporate and Investment Banking Portfolio	100.00%
commercial loans	$ 400
Smaller commercial loans	$ 240,000
Corporate and Investment Banking segment	100.00%
Derivative instruments portfolio	$ 2,309
Derivative instruments asset	365.00%
lieu of payment	$ 38,890			$ 38,326
lieu of payment, gross	40,932			39,049
lieu of payment, allowance	$ 2,042			723
Market risk trading portfolio, description	For the Bank, the VaR estimate is made under the historical simulation methodology, which consists of observing the behavior of the profits and losses that would have occurred in the current portfolio if the market conditions for a given historical period had been in force, in order to infer the maximum loss on the basis of that information, with a given degree of confidence. The methodology has the advantage of precisely reflecting the historical distribution of the market variables and not requiring any assumptions regarding the distribution of specific probabilities. All the VaR measures are intended to determine the distribution function for a change in the value of a given portfolio, and once that distribution is known, to calculate the percentile related to the necessary degree of confidence, which will be equal to the value at risk by virtue of those parameters. As calculated by the Bank, the VaR is an estimate of the maximum expected loss of market value for a given portfolio over a 1–day horizon, with a 99.00% confidence level. It is the maximum 1–day loss that the Bank could expect to experience in a given portfolio, with a 99.00% confidence level. In other words, it is the loss that the Bank would expect to experience only 1.0% of the time. The VaR provides a single estimate of market risk which is not comparable from one market risk to another. Returns are calculated through the use of a 2–year time window or at least 520 data points obtained since the last reference date for calculation of the VaR going backward in time.
Capital adequacy requirement, description	Chilean banks are required by the General Banking Law to maintain regulatory capital of at least 8% of risk-weighted assets, net of required loan loss allowance and deductions, and paid-in capital and reserves (“basic capital”) of at least 3% of total assets, net of required loan loss allowances. Regulatory capital and basic capital are calculated based on the consolidated financial statements prepared in accordance with the Compendium of Accounting Standards issued by the CMF (former SBIF) the Chilean regulatory agency. As we are the result of the merger between two predecessors with a relevant market share in the Chilean market, we are currently required to maintain a minimum regulatory capital to risk-weighted assets ratio of 11%. As of December 31, 2019, the ratio of our regulatory capital to risk-weighted assets, net of loan loss allowance and deductions, was 12,86% and our core capital ratio was 6,96%. Regulatory capital is defined as the aggregate of: ● a bank’s paid-in capital and reserves, excluding capital attributable to subsidiaries and foreign branches or basic capital; ● its subordinated bonds, valued at their placement price (but decreasing by 20,0% for each year during the period commencing six years prior to maturity), for an amount up to 50,0% of its basic capital; and ● its voluntary allowances for loan losses for an amount of up to 1,25% of risk weighted-assets.
Capital and reserves	$ 2,122,742			$ 1,923,022
level of confidence	99.00%
CLF [Member]
Risk Management (Textual)
Capital and reserves |			800,000,000,000
USD [Member]
Risk Management (Textual)
Capital and reserves		$ 303
Ch [Member]
Risk Management (Textual)
Capital and reserves	$ 22,648
US treasury notes [Member]
Risk Management (Textual)
Total investment portfolio	99.00%
Chilean Central Bank[Member]
Risk Management (Textual)
Total investment portfolio	99.00%